OPPENHEIMER INSURED MUNICIPAL FUND
                Supplement dated November 10, 1997 to the
                   Prospectus dated February 1, 1997

The Prospectus is changed as follows:

1. This supplement replaces the Fund's prospectus supplement dated May 1, 1997.

2. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

     (1) If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares Buying Class A Shares", below.

3. The subparagraph captioned "Hedging - Put and Call Options" on page 19 is deleted and replaced with the following:

        The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

        If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the

                                 -1-                      (continued)
     investment). Up to 20% of the Fund's total assets may be subject to calls.

          The Fund may buy puts whether or not it holds the underlying investment in the portfolio. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 20% of the Fund's total assets would have to be segregated to cover put options.

4. The second sentence in "Class A Shares" under "Classes of Shares" on page 27 is replaced by the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 29:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. In the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 31, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the

                                 -2-                      (continued)
     end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 32 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

8. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34 is replaced by the following:

        o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

        o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

9. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

10. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu

                                 -3-                      (continued)
     of paying the sales commission and service fee advance at the time of purchase.

11. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 38:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




November 10, 1997                                             PS0865.007

                       OPPENHEIMER INSURED MUNICIPAL FUND
                   Supplement dated November 10, 1997 to the
          Statement of Additional Information dated February 1, 1997


The Statement of Additional Information is amended as follows:

The paragraph captioned "When-Issued and Delayed Delivery Transactions" on page 11 is deleted and replaced with the following:

          o When-Issued and Delayed Delivery Transactions. As stated in the Prospectus, the Fund may invest in Municipal Securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities normally occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement extends beyond six months and possibly as long as two years or more beyond trade date. The purchase price and yield are fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from this investment. However, the Fund intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected. At the time the Fund makes the commitment to purchase a Municipal Security on a when- issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value. It will also segregate cash or other liquid Municipal Securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Fund intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons. There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.








November 10, 1997                                                   PX0865.004

                 OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                Supplement dated November 10, 1997 to the
                   Prospectus dated February 1, 1997

The Prospectus is changed as follows:

1. This supplement replaces the Fund's prospectus supplement dated May 1, 1997.

2. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

     (1) If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares Buying Class A Shares", below.

3. The subparagraph captioned "Hedging - Put and Call Options" on page 17 is deleted and replaced with the following:

        The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

        If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the

                                 -1-                      (continued)
     investment). Up to 20% of the Fund's total assets may be subject to calls.

          The Fund may buy puts whether or not it holds the underlying investment in the portfolio. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 20% of the Fund's total assets would have to be segregated to cover put options.

4. The second sentence in "Class A Shares" under "Classes of Shares" on page 25 is replaced by the following:

     If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 27:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. In the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 29, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the

                                 -2-                      (continued)
     end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 20 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

8. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 32 is replaced by the following:

        o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

        o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

9. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 34:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

10. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 34:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu

                                 -3-                      (continued)
     of paying the sales commission and service fee advance at the time of purchase.

11. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 37:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




November 10, 1997                                             PS0860.007

                    OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                   Supplement dated November 10, 1997 to the
          Statement of Additional Information dated February 1, 1997


The Statement of Additional Information is amended as follows:

The paragraph captioned "When-Issued and Delayed Delivery Transactions" on page 11 is deleted and replaced with the following:

          o When-Issued and Delayed Delivery Transactions. As stated in the Prospectus, the Fund may invest in Municipal Securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities normally occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement extends beyond six months and possibly as long as two years or more beyond trade date. The purchase price and yield are fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from this investment. However, the Fund intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected. At the time the Fund makes the commitment to purchase a Municipal Security on a when- issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value. It will also segregate cash or other liquid Municipal Securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Fund intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons. There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.




November 10, 1997                                                   PX0860.004